TRANSACTIONS WITH RELATED PARTIES (Details)	12 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2010 CAD	Dec. 31, 2011 Company owned by an individual who became the Chairman of the Board of Directors Certain Class A Shareholders CAD	Jun. 30, 2011 Magna CAD	Dec. 31, 2010 Magna CAD	Dec. 31, 2009 Magna Previously recorded CAD	Jun. 30, 2010 Magna Adjustment CAD	Dec. 31, 2010 Magna Adjustment CAD	Dec. 31, 2010 Magna Loans to MEC CAD	Apr. 30, 2010 Magna 2007 MEC Bridge Loan Maximum USD ($)	Apr. 30, 2010 Magna MEC Project Financing Facilities Gulfstream Park Racing Association, Inc. USD ($)	Apr. 30, 2010 Magna MEC Project Financing Facilities Remington Park, Inc. USD ($)	Apr. 30, 2010 Magna 2008 MEC Loan Maximum USD ($)	Jun. 30, 2011 Affiliate of Mr. Frank Stronach USD ($)	Dec. 31, 2010 Affiliate of Mr. Frank Stronach USD ($)	Jun. 30, 2011 Affiliate of a former director CAD	Dec. 31, 2010 Affiliate of a former director CAD
TRANSACTIONS WITH RELATED PARTIES
Legal and Advisory fees paid		2,100,000
Amount of loan, before increase									80,000,000
Amount of loan										162,300,000	34,200,000	125,000,000
Amount of loan, after increase									125,000,000
Interest and other income from MEC	1,893,000							1,900,000
Impairment provision	10,037,000				(95,700,000)	10,000,000	10,037,000
Reconciliation of the changes in the impairment recovery related to the loans receivable from MEC
Directors' and officers' insurance proceeds						13,065,000
Sale proceeds from liquidated assets under the Plan						7,577,000
Bankruptcy claims						15,988,000
Changes in fair value of net assets retained under the Plan						5,383,000
Other related party information
Lease termination fees receivable				2,000,000
Reimbursement of expenses to related party			3,000	500,000
Payment for legal, consulting and other services to related party			100,000	2,400,000									$ 1,000,000	$ 2,000,000	100,000	100,000